Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2020
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities

19 Fair value of assets and liabilities

a) Financial assets and liabilities

The following table presents the estimated fair values of ING Group’s financial assets and liabilities. Certain items per the statement of financial position are not included in the table, as they do not meet the definition of a financial asset or liability. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

The Covid-19 pandemic impacted the global financial markets in the first six months of 2020. ING observed large volatility in the market resulting in increased spreads, markets distortion and also illiquidity in some specific markets which has stressed ING’s valuation processes and movements in level classifications. The volatility in the market has stabilised in the second quarter of 2020. Financial Assets and Liabilities, including Level 3, continued to be valued using agreed methodologies and ING continued to limit the unobservable input to arrive at the most appropriate Fair Market value.

Fair value of financial assets and liabilities
	Estimated fair value		Carrying value in the Statement of financial position
	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Financial assets
Cash and balances with central banks	118,971	53,202	118,971	53,202
Loans and advances to banks	30,671	35,133	30,664	35,136
Financial assets at fair value through profit or loss
– Trading assets	53,781	49,254	53,781	49,254
– Non-trading derivatives	2,488	2,257	2,488	2,257
– Assets mandatorily as at fair value through profit or loss	51,142	41,600	51,142	41,600
– Assets designated as at fair value through profit or loss	3,700	3,076	3,700	3,076
Financial assets at fair value through other comprehensive income
– Equity securities	1,998	2,306	1,998	2,306
– Debt securities	35,650	30,483	35,650	30,483
– Loans and advances	1,345	1,680	1,345	1,680
Securities at amortised cost	52,147	46,928	51,085	46,108
Loans and advances to customers	626,983	621,194	612,387	608,029
Other assets[1]	8,381	5,854	8,381	5,854
	987,257	892,966	971,591	878,985
Financial liabilities
Deposits from banks	78,531	35,086	78,649	34,826
Customer deposits	606,363	575,055	605,633	574,355
Financial liabilities at fair value through profit or loss
– Trading liabilities	35,745	28,042	35,745	28,042
– Non-trading derivatives	2,435	2,215	2,435	2,215
– Designated as at fair value through profit or loss	52,461	47,684	52,461	47,684
Other liabilities[2]	12,115	9,776	12,115	9,776
Debt securities in issue	120,907	118,844	121,138	118,528
Subordinated loans	16,250	17,253	16,697	16,588
	924,807	833,956	924,875	832,014

1Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and property obtained from foreclosures.

2Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions, other taxation, social security contributions and lease liabilities.

b) Fair value hierarchy

ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the priority of the inputs to the valuation. The fair value hierarchy gives the highest priority to (unadjusted) quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3). Financial assets in Level 3 include for example illiquid debt securities, complex derivatives, certain complex loans (for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available), and asset backed securities for which there is no active market and a wide dispersion in quoted prices.

Observable inputs reflect market data obtained from independent sources. Unobservable inputs are inputs which are based on the Group’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the market. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis.

A comprehensive description of Fair value hierarchy is reported in ‘Note 38 Fair value of assets and liabilities’ of the 2019 Annual Report on Form 20-F of ING Group. This chapter of the Interim financial report should be read in conjunction with the 2019 Annual Report on Form 20-F of ING Group.

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Financial Assets
Financial assets at fair value through profit or loss
- Trading assets	9,361	13,228	43,504	35,852	915	174	53,781	49,254
- Non-trading derivatives			2,482	2,249	6	8	2,488	2,257
- Assets mandatorily at fair value through profit or loss	27	22	49,836	40,196	1,280	1,381	51,142	41,600
- Assets designated as at fair value through profit or loss	142	203	2,492	1,628	1,066	1,244	3,700	3,076
Financial assets at fair value through other comprehensive income	36,312	32,165	1,057	343	1,624	1,961	38,993	34,468
	45,842	45,618	99,372	80,269	4,890	4,768	150,103	130,655

Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	1,217	1,446	34,332	26,401	197	195	35,745	28,042
– Non-trading derivatives	1		2,278	2,105	155	110	2,435	2,215
– Financial liabilities designated as at fair value through profit or loss	966	1,081	50,712	46,419	783	184	52,461	47,684
	2,184	2,527	87,322	74,924	1,135	490	90,641	77,942

In the first six months of 2020, the increase in financial assets mandatorily at fair value through profit or loss and financial liabilities designated as at fair value through profit or loss mainly relates to (reverse) repurchase transactions for which the valuation technique is supported by observable inputs.

In 2020 there were no significant transfers between level 1 and 2 and no significant changes in valuation techniques.

Changes in Level 3 Financial assets
	Trading assets		Non-tradingderivatives		Financial assets mandatorily at FVPL		Financial assetsdesignated at FVPL		Financial assetsat FVOCI		Total

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	174	494	8	27	1,381	1,042	1,244	1,075	1,961	2,749	4,768	5,387
Realised gain/loss recognised in the statement of profit or loss during the period [1]	–42	40	–1	–21	–70	–63	–110	–6	–9	–15	–231	–66
Revaluation recognised in other comprehensive income during the period [2]									–51	155	–51	155
Purchase of assets	96	28	3		928	1,494	173	360	9	11	1,208	1,893
Sale of assets	–53	–53	–3	–3	–836	–832	–101	–212	–187	–680	–1,179	–1,780
Maturity/settlement	–29	–11	–1		–43	–461	–41	–35	–97	–212	–210	–719
Reclassifications		–279			2	279			1	3	3	4
Transfers into Level 3	787	26		4	–2	9		63			785	103
Transfers out of Level 3	–18	–72			–86	–88	–101			–53	–205	–214
Exchange rate differences		1			2	–1			–2	1	1	1
Changes in the composition of the group and other changes					2	2			–0	1	2	3
Closing balance	915	174	6	8	1,280	1,381	1,066	1,244	1,624	1,961	4,890	4,768

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 202 million (31 December 2019: EUR 43 million) of unrealised gains and losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

In the first six months of 2020, the transfer into Level 3 assets is mainly driven by debt securities that are part of a structure transferred into level 3 due to illiquidity in the market which decreased market observability for an input.

Transfers out of Level 3 is mainly related to debt obligations due to the valuation no longer being significantly impacted by unobservable inputs.

In 2019 the amounts reported on the line reclassifications relate to syndicated loans reclassified from trading assets to financial assets mandatory at FVPL.

Changes in Level 3 Financial liabilities
					Financial liabilities designated as at fair value through profit or loss
	Trading liabilities		Non-trading derivatives				Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	195	122	110	80	184	708	490	910
Realised gain/loss recognised in the statement of profit or loss during the period[1]	–30	102	28	–16	–10	32	–12	118
Issue of liabilities	32	72	18	46	555	35	605	154
Early repayment of liabilities	–73	–30	–0	–0	–68	–10	–141	–40
Maturity/settlement	–8	–32	–1		–59	–479	–69	–511
Transfers into Level 3	92	13			224	49	316	62
Transfers out of Level 3	–11	–52			–42	–150	–54	–202
Closing balance	197	195	155	110	783	184	1,135	490

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 13 million(31 December 2019: EUR 115 million) of unrealised gains and losses recognised in the statement of profit or loss.

In the first six months of 2020, the tranfers into level 3 mainly consisted of debt issued at designated fair value, mainly structured notes, which were transferred into Level 3 due to illiquidity in the market which caused the valuation being significantly impacted by unobservable inputs.

In 2019, financial liabilities mainly repo’s were transferred out of Level 3 mainly due to the valuation not being significantly impacted by unobservable inputs.

Recognition of unrealised gains and losses in Level 3

Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.

Unrealised gains and losses that relate to ‘Financial assets at fair value through other comprehensive income’ are included in the Revaluation reserve – Equity securities at fair value through other comprehensive income or Debt Instruments at fair value through other comprehensive income.

Level 3 Financial assets and liabilities

Financial assets measured at fair value in the statement of financial position as at 30 June 2020 of EUR 150 billion includes an amount of EUR 4.9 billion ( 3.3%) which is classified as Level 3 (31 December 2019: EUR 4.8 billion, being 3.6%). Changes in Level 3 from 31 December 2019 to 30 June 2020 are detailed above in the table Changes in Level 3 Financial assets.

Financial liabilities measured at fair value in the statement of financial position as at 30 June 2020 of EUR 91 billion includes an amount of EUR 1.1 billion ( 1.3%) which is classified as Level 3 (31 December 2019: EUR 0.5 billion, being 0.6%). Changes in Level 3 from 31 December 2019 to 30 June 2020 are disclosed above in the table ‘Changes in Level 3 Financial liabilities’.

Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.

Of the total amount of financial assets classified as Level 3 as at 30 June 2020 of EUR 4.9 billion (31 December 2019: EUR 4.8 billion), an amount of EUR 2.9 billion ( 59.9%) (31 December 2019: EUR 2.5 billion, being 52.6%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial assets includes approximately EUR 1.1 billion (31 December 2019: EUR 1.3 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.

The remaining EUR 0.8 billion (31 December 2019: EUR 1.0 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporates certain inputs that are unobservable.

Of the total amount of financial liabilities classified as Level 3 as at 30 June 2020 of EUR 1.1 billion (31 December 2019: EUR 0.5 billion), an amount of EUR 0.7 billion (64.6%) (31 December 2019: EUR 0.2 billion, being 39.3%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2019: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.

The remaining EUR 0.3 billion (31 December 2019: EUR 0.2 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.

The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	30 June 2020	31 December 2019	30 June 2020	31 December 2019			30 June 2020	31 December 2019	30 June 2020	31 December 2019
At fair value through profit or loss
Debt securities	1,470	920			Price based	Price (%)	0%	0%	107%	121%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Present value techniques	Credit spread (bps)	n/a	n/a	n/a	n/a
					Loan pricing model	Credit spread (bps)	n/a	n/a	n/a	n/a
Equity securities	139	146		1	Price based	Price	–	–	5,475	5,475
Loans and advances	919	1,576			Price based	Price (%)	0%	0%	100%	104%
					Present value techniques	Price (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	2	1	1,013	250

(Reverse) repo's	539	3	434	1	Present value techniques	Interest rate	1%	4%	4%	4%
Structured notes			350	184	Price based	Price (%)	69%	83%	112%	124%
					Net asset value	Price (%)	n/a	n/a	n/a	n/a
					Option pricing model	Equity volatility (%)	14%	13%	27%	20%
						Equity/Equity correlation	0.6	0.6	0.9	0.8
						Equity/FX correlation	-0.7	-0.5	0.3	0.3
						Dividend yield (%)	1%	2%	5%	4%
						Interest rate volatility (%)	n/a	n/a	n/a	n/a
						IR/IR correlation	n/a	n/a	n/a	n/a
					Present value techniques	Implied correlation	n/a	n/a	n/a	n/a
Derivatives
– Rates	5	13	83	68	Option pricing model	Interest rate volatility (bps)	17	17	137	137
						Interest rate correlation	n/a	n/a	n/a	n/a
						IR/INF correlation	n/a	n/a	n/a	n/a
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
						Prepayment rate (%)	n/a	n/a	n/a	n/a
						Inflation rate (%)	n/a	n/a	n/a	n/a
						Credit spread (bps)	n/a	n/a	n/a	n/a
– FX		1			Present value techniques	Inflation rate (%)	n/a	n/a	n/a	n/a
					Option pricing model	FX volatility (bps)	9	5	10	8
– Credit	144	102	185	183	Present value techniques	Credit spread (bps)	4	2	25,961	11,054
						Implied correlation	n/a	n/a	n/a	n/a
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	99%	n/a	107%	n/a
– Equity	45	42	80	50	Option pricing model	Equity volatility (%)	3%	4%	113%	84%
						Equity/Equity correlation	0.2	-	0.9	-
						Equity/FX correlation	-0.6	-0.6	0.3	0.6
						Dividend yield (%)	0%	0%	29%	13%
– Other	5	3	3	3	Option pricing model	Commodity volatility (%)	18%	11%	79%	53%
						Com/Com correlation	n/a	0.3	n/a	0.9
						Com/FX correlation	-0.5	-0.5	-0.3	-0.3
At fair value through other comprehensive income
– Debt					Price based	Price (%)	n/a	n/a	n/a	n/a
– Loans and advances	1,345	1,680			Present value techniques	Prepayment rate (%)	9%	6%	9%	6%
– Equity	279	282			Present value techniques	Credit spread (bps)	2	n/a	1.91	n/a
						Inflation rate (%)	3%	3%	3%	3%
						Price (%)	100%	100%	100%	187%
						Other	63	n/a	80	n/a
Total	4,890	4,768	1,135	490

Valuation techniques

The presented Fair Values include an IFRS Fair Value Adjustment that reflects the fair exit price of which the valuation changes are booked through P&L or OCI.

Additionally, an adjustment that is to capture the 90% confidence prudency is considered as Additional Valuation Adjustment according to CRR Article 105/ RTS, which is not part of the IFRS Fair Value and is deducted from CET1.

Sensitivity analysis of unobservable inputs (Level 3)

Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90% level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.

If ING had used input values from the upper and lower bound of this range of reasonably possible alternative input values when valuing these instruments as of 30 June 2020, then the impact would have been higher or lower as indicated below. The purpose of this disclosure is to present the possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation.

In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

Because of the approach taken, the valuation uncertainty in the table below is broken down by related risk class rather than by product.

In reality some valuation inputs are interrelated and it would be unlikely that all unobservable inputs would ever be simultaneously at the limits of their respective ranges of reasonably possible alternatives. Therefore it can be assumed that the estimates in the table below show a greater fair value uncertainty than the realistic position at period end assuming normal circumstances/normal markets.

Also, this disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.

The possible impact of a change of unobservable inputs in the fair value of financial instruments at fair value through other comprehensive income are estimated to be immaterial.

Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from using reasonable possible alternatives		Negative fair valuemovements from using reasonable possible alternatives
	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Fair value through profit or loss
Equity (equity derivatives, structured notes)	43	35	–20
Interest rates (Rates derivatives, FX derivatives)	25	40	–1
Credit (Debt securities, Loans, structured notes, credit derivatives)	25	10	–9
	93	85	–30	–